OTHER LIABILITY	12 Months Ended
Dec. 31, 2017
OTHER LIABILITY
OTHER LIABILITY

7. OTHER LIABILITY

As at December 31, 2017, the other liability consists of a tenant allowance payable of $9.0 million (2016 — $7.8 million). This tenant allowance payable of €6.0 million is due in 2018 and relates to a 2014 lease extension at the Eurostar facility in Graz, Austria. The payable of €6.0 million was discounted and is being accreted to its face value through a charge to interest expense. During the year ended December 31, 2017, the liability increased by the accretion charge of $0.7 million and foreign exchange translation of $0.5 million. On February 2, 2018, the €6.0 million allowance was paid to the tenant.